Leases (Details) - Schedule of maturities of lease liabilities $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Maturities Of Lease Liabilities Abstract
2023	$ 54
2024	18
Total operating lease payments	72
Less: imputed interest	(10)
Present value of lease liability	$ 62